Unsecured Convertible Loan - Schedule of Total Interest Expense and Loss Due to the Change in Fair Value (Details) - CAD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Statement Line Items [Line Items]
Interest expense			$ 33,939
Change in fair value		$ 79,119	79,119	(420,585)	$ 407,709
Unsecured Convertible Loan [Member]
Statement Line Items [Line Items]
Interest expense			2,256	31,317	20,364
Change in fair value			$ (79,119)	$ 420,585	$ (407,709)